INTEREST IN JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about Joint venture [Abstract]
Disclosure Of Detailed Information About joint ventures [Text Block]
	2023	2022
	US$’000	US$’000

Cost of investment in joint ventures	9	9
Share of post acquisition (loss) profit, net of dividends received	(1)	(1)
Carrying amount	8	8

Disclosure Of Detailed Information About interest in joint ventures [Text Block]
Details of the joint ventures are as follows:

Name of the joint venture	Principal activity	Country of incorporation	Proportion of ownership interest and voting power held by the Group		Cost of investment in joint ventures
			2023	2022	2023	2022
Tri-View Shipping Pte Ltd (a)	Dormant	Singapore	51%	51%	9	9

*	Amount is less than US$1,000.

(a)
The Group has joint control over this entity by virtue of the contractual arrangement with its joint venture partner(s) requiring resolutions on the relevant activities to be passed based on unanimous approval. This entity was deregistered on 19 January 2024.